Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans receivable	$ 594,798	$ 560,794
Unamortized discounts	19	20
Net deferred loan costs	(463)	(300)
Allowance for loan losses	9,311	9,903	$ 9,709	$ 8,332
Total loans receivable, net	585,931	551,171
Commitments to originate or purchase loans	24,692	47,220
Commitments to deliver loans to secondary market	$ 5,629	$ 9,595
Weighted average contractual rate of loans in portfolio	4.56%	4.45%
Residential Portfolio Segment [Member]
Loans receivable	$ 107,005	$ 103,255
Allowance for loan losses	900	1,186	990	1,096
Residential Portfolio Segment [Member] | Single Family Conventional [Member]
Loans receivable	106,881	103,125
Residential Portfolio Segment [Member] | Single Family FHA [Member]
Loans receivable	88	92
Residential Portfolio Segment [Member] | Single Family VA [Member]
Loans receivable	36	38
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	334,117	299,080
Allowance for loan losses	5,073	4,953	6,078	5,024
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable	55,675	43,285
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable	64,780	53,935
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable	7,352	8,185
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable	21,058	24,240
Commercial Real Estate Portfolio Segment [Member] | Golf Course [Member]
Loans receivable	1,112	1,560
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable	5,929	5,851
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable	25,891	26,630
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable	23,090	21,944
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable	11,649	2,610
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable	11,705	6,794
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable	22,136	15,743
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable	12,734	10,199
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable	28,649	36,777
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable	42,357	41,327
Consumer Portfolio Segment [Member]
Loans receivable	73,767	73,283
Allowance for loan losses	1,630	1,613	1,200	1,009
Consumer Portfolio Segment [Member] | Autos [Member]
Loans receivable	2,894	3,036
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable	36,869	40,476
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	15,823	16,302
Consumer Portfolio Segment [Member] | Other Secured [Member]
Loans receivable	1,911	2,048
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable	13,181	7,553
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable	1,587	2,362
Consumer Portfolio Segment [Member] | Other Unsecured [Member]
Loans receivable	1,502	1,506
Commercial Portfolio Segment [Member]
Loans receivable	79,909	85,176
Allowance for loan losses	$ 1,708	$ 2,151	$ 1,441	$ 1,203